Impairment charges / (reversals)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Impairment charges / (reversals)
15 Impairment charges / (reversals)

Impairment charges / (reversals) comprise:	2022	2021 1)	2020 1)
Impairment charges on financial assets, excluding receivables	39	11	204
Impairment reversals on financial assets, excluding receivables	(19)	(42)	(28)
Impairment charges and reversals on non-financial assets and receivables	48	48	107
Total	68	16	284

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Impairment charges on financial assets, excluding receivables, from:	2022	2021 1)	2020 1)
Shares	3	1	42
Debt securities and money market instruments	36	9	161
Loans	-	-	2
Total	39	11	204

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Impairment reversals on financial assets, excluding receivables, from:	2022	2021 1)	2020 1)
Shares	-	(8)	-
Debt securities and money market instruments	(18)	(30)	(26)
Loans	(1)	(0)	(0)
Other	-	(4)	(1)
Total	(19)	(42)	(28)

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
Impairment charges on financial assets in 2020 were mainly driven by Americas impairments on public fixed income holdings, primarily in the energy sector, as a consequence of the weakening demand related to the nationwide lockdown due to
COVID-19.
Impairment charges on
non-financial
assets and receivables in 2020 are mainly related to a valuation allowance due to the ongoing rehabilitation process of a reinsurer of Aegon Americas for EUR 68 million.
For more details on impairments on financial assets, excluding receivables, refer to note 4 Financial risks.